UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-07303
Investment Company Act File Number
Global Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
August 31
Date of Fiscal Year End
November 30, 2008
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Certifications

Item 1. Schedule of Investments

Global Growth Portfolio	as of November 30, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 90.3%

Security	Shares	Value

Aerospace & Defense — 1.2%
BE Aerospace, Inc. (1)	56,000	$458,080
Goodrich Corp.	4,300	144,695

		$602,775

Airlines — 0.7%
AMR Corp. (1)(2)	29,000	$254,620
UAL Corp.	9,400	105,750

		$360,370

Automobiles — 1.3%
Honda Motor Co., Ltd.	14,000	$314,553
Toyota Motor Corp.	10,000	321,638

		$636,191

Beverages — 5.2%
Central European Distribution Corp. (1)	2,055	$48,580
Diageo PLC ADR	18,600	1,048,482
Fomento Economico Mexicano SA de C.V. ADR	22,000	605,220
Foster’s Group, Ltd.	83,800	300,755
Heckmann Corp. (1)(2)	60,000	371,400
Heineken Holding N.V.	6,500	168,672

		$2,543,109

Capital Markets — 1.5%
Aberdeen Asset Management PLC	18,275	$25,406
MF Global, Ltd. (1)(2)	277,000	725,740

		$751,146

Chemicals — 7.1%
Agrium, Inc.	12,000	$377,040
BASF SE ADR	7,000	222,600
Innophos Holdings, Inc.	18,391	303,084
Lubrizol Corp.	13,300	467,096
NewMarket Corp.	11,000	368,280
Potash Corp. of Saskatchewan, Inc.	21,483	1,324,212
Syngenta AG	1,600	287,478
Zoltek Cos., Inc. (1)(2)	12,933	104,111

		$3,453,901

Commercial Banks — 6.0%
Banco Bilbao Vizcaya Argentaria SA ADR	12,000	$124,440
Banco Santander Central Hispano SA ADR (2)	71,000	594,270
Barclays PLC ADR	10,400	117,000
BNP Paribas SA	4,500	249,055
BOC Hong Kong Holdings, Ltd.	189,000	219,375
Boston Private Financial Holdings, Inc.	2,786	19,251
DBS Group Holdings, Ltd.	63,000	395,444
Grupo Financiero Banorte SAB de C.V.	63,000	99,126
Mitsubishi UFJ Financial Group, Inc.	94,000	523,778
Wells Fargo & Co.	20,300	586,467

		$2,928,206

Security	Shares	Value

Communications Equipment — 1.5%
Nokia Oyj ADR	13,000	$184,210
Research In Motion, Ltd. (1)	8,326	353,605
Riverbed Technology, Inc. (1)	23,200	217,848

		$755,663

Computers & Peripherals — 0.8%
Apple, Inc. (1)	4,400	$407,748

		$407,748

Construction & Engineering — 2.2%
Chicago Bridge & Iron Co. NV (2)	25,000	$254,250
Granite Construction, Inc. (2)	10,200	437,478
Jacobs Engineering Group, Inc. (1)	5,144	230,297
Perini Corp. (1)	737	14,114
Vinci SA	4,000	161,211

		$1,097,350

Consumer Finance — 0.9%
SLM Corp. (1)(2)	48,745	$448,941

		$448,941

Diversified Consumer Services — 1.3%
H&R Block, Inc.	32,000	$612,160

		$612,160

Diversified Financial Services — 1.6%
ING Groep N.V. ADR	35,800	$300,004
IntercontinentalExchange, Inc. (1)	6,200	456,320

		$756,324

Diversified Telecommunication Services — 5.4%
Deutsche Telekom AG	19,000	$262,548
France Telecom SA ADR	39,000	1,003,470
Koninklijke KPN N.V.	54,000	744,906
Telefonica SA	30,000	607,228

		$2,618,152

Electric Utilities — 1.7%
E.ON AG ADR (2)	14,600	$508,810
Scottish and Southern Energy PLC	19,000	322,511

		$831,321

Electrical Equipment — 2.7%
ABB, Ltd. ADR	31,600	$408,588
Energy Conversion Devices, Inc. (1)(2)	10,700	299,386
First Solar, Inc. (1)(2)	4,000	499,360
GrafTech International, Ltd. (1)	15,420	103,160

		$1,310,494

Energy Equipment & Services — 1.3%
Acergy SA ADR	38,500	$220,220
Pride International, Inc. (1)	24,118	390,953

		$611,173

Food Products — 3.2%
Nestle SA	29,000	$1,049,754
Unilever PLC	21,800	499,431

		$1,549,185

Health Care Equipment & Supplies — 1.6%
American Medical Systems Holdings, Inc. (1)(2)	19,000	$167,200
Kinetic Concepts, Inc. (1)(2)	3,933	85,110
Thoratec Corp. (1)	22,000	550,660

		$802,970

Security	Shares	Value

Health Care Providers & Services — 1.1%
DaVita, Inc. (1)	5,400	$271,350
Fresenius Medical Care AG & Co. KGaA	6,400	278,387

		$549,737

Household Durables — 0.4%
Desarrolladora Homex SA de CV, ADR (1)	11,000	$177,320

		$177,320

Industrial Conglomerates — 1.3%
Keppel Corp., Ltd.	160,000	$449,276
Textron, Inc.	13,000	197,990

		$647,266

Insurance — 4.8%
Allied World Assurance Holdings, Ltd./Bermuda	8,200	$289,952
AXA SA ADR (2)	23,700	448,167
Fairfax Financial Holdings, Ltd. (2)	600	171,600
Fidelity National Financial, Inc., Class A	24,000	295,920
First American Corp.	5,672	136,241
LandAmerica Financial Group (2)	2,991	299
MetLife, Inc.	15,000	431,400
Muenchener Rueckversicherungs-Gesellschaft AG	2,500	339,304
Tokio Marine Holdings, Inc.	9,200	223,419

		$2,336,302

Internet Software & Services — 2.1%
Ariba, Inc. (1)(2)	47,588	$383,083
Equinix, Inc. (1)	13,900	631,199

		$1,014,282

IT Services — 1.1%
Cognizant Technology Solutions Corp. (1)	15,000	$288,000
Satyam Computer Services, Ltd., ADR (2)	19,000	241,870
Wright Express Corp. (1)	2,000	22,760

		$552,630

Media — 1.0%
Central European Media Enterprises, Ltd., Class A (1)(2)	5,865	$90,145
Liberty Entertainment, Series A (1)	33,000	391,710

		$481,855

Metals & Mining — 1.5%
Anglo American PLC ADR	19,110	$227,982
Companhia Vale do Rio Doce ADR	28,000	304,920
Rio Tinto PLC ADR (2)	1,800	180,000

		$712,902

Multiline Retail — 0.6%
Big Lots, Inc. (1)(2)	18,100	$317,112

		$317,112

Multi-Utilities — 2.7%
National Grid PLC	50,000	$520,311
RWE AG	7,400	620,482
Veolia Environnement	7,800	195,223

		$1,336,016

Oil, Gas & Consumable Fuels — 6.0%
Goodrich Petroleum Corp. (1)(2)	13,543	$488,496
Paladin Energy, Ltd. (1)	165,000	272,519
Petrohawk Energy Corp. (1)	32,500	567,775
Petroleo Brasileiro SA ADR	24,000	426,720
StatoilHydro ASA ADR	13,495	229,685
Total SA ADR	18,000	949,500

		$2,934,695

Security	Shares	Value

Pharmaceuticals — 7.1%
AstraZeneca PLC ADR (2)	15,800	$596,134
GlaxoSmithKline PLC ADR	6,900	237,636
Novartis AG ADR	25,900	1,215,228
Perrigo Co.	4,000	137,640
Roche Holding AG	2,900	406,056
Sanofi-Aventis SA	11,000	607,339
Shionogi & Co., Ltd.	11,000	241,121

		$3,441,154

Real Estate Investment Trusts (REITs) — 0.1%
Chimera Investment Corp. REIT	15,825	$47,159

		$47,159

Semiconductors & Semiconductor Equipment — 1.4%
Atheros Communications, Inc. (1)	19,900	$290,540
Cypress Semiconductor Corp. (1)(2)	74,146	276,565
Tessera Technologies, Inc. (1)	6,220	114,324

		$681,429

Software — 3.8%
Check Point Software Technologies, Ltd. (1)	22,000	$453,420
Concur Technologies, Inc. (1)	17,300	474,885
Nintendo Co., Ltd.	3,000	935,846

		$1,864,151

Specialty Retail — 0.8%
Advance Auto Parts, Inc.	12,388	$376,100

		$376,100

Textiles, Apparel & Luxury Goods — 1.5%
Gildan Activewear, Inc. (1)(2)	42,500	$724,200

		$724,200

Tobacco — 1.7%
British American Tobacco PLC	31,000	$809,675

		$809,675

Trading Companies & Distributors — 0.8%
Mitsubishi Corp.	30,000	$374,456

		$374,456

Water Utilities — 1.0%
Cia de Saneamento Basico do Estado de Sao Paulo ADR (2)	22,425	$469,131

		$469,131

Wireless Telecommunication Services — 2.3%
Crown Castle International Corp. (1)	16,000	$225,120
Turkcell Iletisim Hizmetleri AS ADR	47,000	647,660
Vodafone Group PLC ADR	11,500	225,170

		$1,097,950

Total Common Stocks (identified cost $59,722,377)		$44,022,701

Investment Funds — 2.0%

Security	Shares	Value

Capital Markets — 2.0%
SPDR Trust Series 1	10,500	$944,475

		$944,475

Security	Shares	Value

Total Investment Funds (identified cost $877,950)		$944,475

Short-Term Investments — 26.3%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.99% (3)	$4,259	$4,258,696
Eaton Vance Cash Collateral Fund, LLC, 2.12% (3)(4)	8,574	8,573,896

Total Short-Term Investments (identified cost $12,836,962)		$12,832,592

Total Investments — 118.6% (identified cost $73,437,289)		$57,799,768

Other Assets, Less Liabilities — (18.6)%		$(9,048,411)

Net Assets — 100.0%		$48,751,357

ADR	—	American Depository Receipt

(1)		Non-income producing security.

(2)		All or a portion of this security was on loan at November 30, 2008.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2008. For the fiscal year to date ended November 30, 2008, the total of securities lending income earned (excluding loan rebate fees) and interest income allocated from investments in the Eaton Vance Cash Collateral Fund, LLC was $92,693 and net income allocated from the investment in Cash Management Portfolio was $8,530.

(4)		The investment in Eaton Vance Cash Collateral Fund, LLC includes the value of invested cash collateral received for securities on loan at November 30, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities plus realized and unrealized losses, if any, on the amount invested. As of November 30, 2008, the Portfolio loaned securities having a market value of $8,002,416 and received $8,569,337 of cash collateral for the loans. At November 30, 2008, the investment in Eaton Vance Cash Collateral Fund, LLC also includes $54,572 of cash collateral received on security loans that were terminated with the counterparty, for which the repayment obligations were settled by the Portfolio using other available cash.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United States	31.7%	$15,462,291
United Kingdom	9.9	4,809,739
France	7.4	3,613,965
Switzerland	6.9	3,367,104
Canada	6.1	2,950,657
Japan	6.0	2,934,811
Germany	4.6	2,232,131
Netherlands	3.0	1,467,832
Spain	2.7	1,325,938
Brazil	2.5	1,200,771
Bermuda	2.3	1,105,837
Mexico	1.8	881,666
Singapore	1.7	844,720
Turkey	1.3	647,660
Australia	1.2	573,274
Israel	0.9	453,420
Norway	0.9	449,905
India	0.5	241,870
Hong Kong	0.5	219,375
Finland	0.4	184,210

Long-Term Investments	92.3%	$44,967,176
Short-Term Investments		$12,832,592

Total Investments		$57,799,768

The Portfolio did not have any open financial instruments at November 30, 2008.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$73,688,912

Gross unrealized appreciation	$802,029
Gross unrealized depreciation	(16,691,173)

Net unrealized depreciation	$(15,889,144)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$32,503,416
Level 2	Other Significant Observable Inputs	25,296,352
Level 3	Significant Unobservable Inputs	—

Total		$57,799,768

The Portfolio held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.
The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research and Eaton Vance Management, respectively. Cash Management and Cash Collateral Fund normally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management and Cash Collateral Fund may value their investment securities based on available market quotations provided by a pricing service. At November 30, 2008, Cash Collateral Fund valued its investments based on available market quotations.
For information on the Portfolio’s policy regarding the valuation of other investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Growth Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson President

Date:	January 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson President

Date:	January 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell Treasurer

Date:	January 23, 2009